SCHEDULE OF RECONCILIATION OF EFFECTIVE TAX RATE (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
PRC statutory tax rate	25.00%	25.00%	25.00%	25.00%	25.00%
Foreign loss not recognized in PRC	(12.00%)	(124.00%)	1.00%	2.00%
Permanent difference and others		160.00%	(2.00%)	(4.00%)	(1.00%)
Change in valuation allowance	(65.00%)	253.00%	(25.00%)	(25.00%)	(25.00%)
Effective tax rate	(52.00%)	314.00%	(1.00%)	(2.00%)
Net impact of exemption and favorable tax rate rendered by local tax authorities